Litigation (Detail) (USD $) In Millions, unless otherwise specified			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Zonegran [Member]	Dec. 31, 2010 Zonegran [Member]
Loss Contingencies [Line Items]
Litigation settlement, gross			$ 203.5
Settlement reserve charge	$ 1.0	$ 0.7		$ 206.3